Related party balances and transactions (Details) - Schedule of related parties outstanding - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2020
Schedule of Related Parties Outstanding [Abstract]
Fundación Betterware., A.C.	$ 61	$ 24
Campalier, S.A. de C.V.	$ 96,859